Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value of beginning period	$ 169,200	$ 2,932,800		$ 2,932,800
Change in fair value		(1,974,000)	$ 5,865,600	2,763,600
Fair value of ending period	169,200	958,800	2,932,800	169,200
Warrant [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value of beginning period	169,200	2,932,800		2,932,800
Change in fair value		(1,974,000)	17,043,600	2,763,600
Fair value of ending period	$ 169,200	$ 958,800	$ 2,932,800	$ 169,200